Hennessy Select SPARX Japan Fund | Hennessy Select SPARX Japan Fund - Original Class shares
HENNESSY SELECT SPARX JAPAN FUND
Investment Objective
The Hennessy Select SPARX Japan Fund seeks long-term capital appreciation.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Original Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	Hennessy Select SPARX Japan Fund Hennessy Select SPARX Japan Fund - Original Class shares
Sales charge (load)	none
Redemption fee	none
Exchange fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hennessy Select SPARX Japan Fund Hennessy Select SPARX Japan Fund - Original Class shares
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Shareholder Servicing Fee		0.10%
All remaining Other Expenses		0.61%
Other Expenses		0.71%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		1.73%
[1]	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE
This Example is intended to help you compare the cost of investing in Original
Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in Original Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Hennessy Select SPARX Japan Fund Hennessy Select SPARX Japan Fund - Original Class shares	175	543	936	2,036

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or "turns over" its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategy
The Fund normally invests at least 80% of its net assets in equity securities of
Japanese companies. The Fund's equity investments may include common stocks
(including stocks purchased in initial public offerings (IPOs)), preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds. The Fund's investments also may include investments in Japan real estate investment trusts or funds (so-called "J-REITs") and Japan pooled investment vehicles. The Fund invests in companies regardless of market capitalization.

The Fund will consider a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan.

While the Fund is considered a "diversified" mutual fund, it may employ a relatively focused investment strategy and may hold securities of fewer issuers than other diversified funds.

The Fund's portfolio managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company's prospects have changed or believe that a company's stock is fully valued by the market, or when the company begins to show deteriorating fundamentals. They also may sell an investment if it becomes, in their determination, an overweighted portfolio position in the Fund.

Principal Risks
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Active Management Risk: The Fund is actively managed and its performance therefore will reflect in part the ability of the Fund's portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. The Fund could underperform other mutual funds with similar investment objectives.

Small and Medium Sized Companies Risk: The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Foreign Securities Risk: There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. While investments in all foreign countries are subject to these types of risks, the Fund's concentration in
Japanese securities could cause the Fund's performance to be more volatile than that of more geographically diversified funds.

IPO Risk: The prices of securities purchased in initial public offerings (IPOs)
can be very volatile. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an
IPO appreciates or depreciates in value. When the Fund is relatively small in size, IPO appreciations may have a disproportionate positive effect on the
Fund's performance. As the Fund's asset base increases, IPOs often have a diminished effect on the Fund's performance. IPO securities will typically be sold when the Fund's portfolio managers believe their market price has reached full value and may be sold shortly after purchase. There is no assurance that
IPOs that are consistent with the Fund's portfolio managers' intrinsic value philosophy and process employed for the Fund will be available for investment or that the Fund will have access to any such IPOs that do occur.

Currency and Hedging Risk: In addition to the currency and political risks associated with foreign securities (see above), the Fund's investments are subject to the currency exchange fluctuations between the non-U.S. currencies in which its investments are denominated and the U.S. dollar. The Fund may, but is not obliged to, engage in currency hedging transactions. Hedging transactions typically involve buying currency forward, options or futures contracts in the expectation that one currency might rise or decline with respect to another
(typically the U.S. dollar vs. another currency). Hedging transactions are subject to the risk that a result opposite to expectations occurs (an expected decline turns into a rise and conversely) causing a loss to the Fund.

Pooled Investment Vehicles Risk: Investing in other pooled investment vehicles, including so-called "exchanged-traded funds," which generally seek to replicate the return of a securities market index, is subject to the additional fees and expenses of the investment vehicles. In addition, the value of the investment is dependent on the management skills of the investment vehicle's manager (rather than the Fund's portfolio managers) and the market movements reflected in any securities market index the returns of which the investment vehicle seeks to replicate.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of a benchmark index. The bar chart shows the performance of the Fund's Original Class shares for each full calendar year of operations. The table compares the performance of the Fund's Original Class shares (before and after taxes) over time to that of the Tokyo Stock Price Index (also known as TOPIX) and to the MSCI Japan
Index. Both the bar chart and table assume reinvestment of dividends and distributions, if any. The Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

The bar chart shows the performance of the Fund's Original Class shares for each full calendar year of operations.

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund's highest quarterly return was
25.14% for the quarter ended March 31, 2004 and the lowest quarterly return was
-18.79% for the quarter ended September 30, 2008.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The TOPIX is an unmanaged, capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. Returns are presented in U.S. Dollar terms and take into account reinvestment of dividends. The MSCI
Japan Index is a market capitalization-weighted index of Japanese equities.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010 )
Average Annual Total Returns Hennessy Select SPARX Japan Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Hennessy Select SPARX Japan Fund - Original Class shares	Hennessy Select SPARX Japan Fund Returns before taxes	20.64%	(6.47%)	6.15%	Oct 31, 2003
Hennessy Select SPARX Japan Fund - Original Class shares TOPIX	TOPIX (reflects no deduction for fees, expenses or taxes)	13.86%	(3.26%)	3.43%	Oct 31, 2003
Hennessy Select SPARX Japan Fund - Original Class shares MSCI Japan Index	MSCI Japan Index (reflects no deduction for fees, expenses or taxes)	15.59%	(2.33%)	4.18%	Oct 31, 2003
Hennessy Select SPARX Japan Fund - Original Class shares After Taxes on Distributions	Hennessy Select SPARX Japan Fund Returns after taxes on distributions	20.64%	(6.43%)	5.74%	Oct 31, 2003
Hennessy Select SPARX Japan Fund - Original Class shares After Taxes on Distributions and Sales	Hennessy Select SPARX Japan Fund Returns after taxes on distributions and sale of fund shares	13.42%	(5.33%)	5.16%	Oct 31, 2003

Hennessy Select SPARX Japan Fund | Hennessy Select SPARX Japan Fund - Institutional Class shares
HENNESSY SELECT SPARX JAPAN FUND
Investment Objective
The Hennessy Select SPARX Japan Fund seeks long-term capital appreciation.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Institutional Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	Hennessy Select SPARX Japan Fund Hennessy Select SPARX Japan Fund - Institutional Class shares
Sales charge (load)	none
Redemption fee	none
Exchange fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hennessy Select SPARX Japan Fund Hennessy Select SPARX Japan Fund - Institutional Class shares
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.45%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		1.47%
[1]	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE
This Example is intended to help you compare the cost of investing in
Institutional Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in Institutional Class shares of the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Hennessy Select SPARX Japan Fund Hennessy Select SPARX Japan Fund - Institutional Class shares	149	463	800	1,752

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or "turns over" its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategy
The Fund normally invests at least 80% of its net assets in equity securities of
Japanese companies. The Fund's equity investments may include common stocks
(including stocks purchased in initial public offerings (IPOs)), preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds. The Fund's investments also may include investments in Japan real estate investment trusts or funds (so-called "J-REITs") and Japan pooled investment vehicles. The Fund invests in companies regardless of market capitalization.

The Fund will consider a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan.

While the Fund is considered a "diversified" mutual fund, it may employ a relatively focused investment strategy and may hold securities of fewer issuers than other diversified funds.

The Fund's portfolio managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company's prospects have changed or believe that a company's stock is fully valued by the market, or when the company begins to show deteriorating fundamentals. They also may sell an investment if it becomes, in their determination, an overweighted portfolio position in a fund.

Principal Risks
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Active Management Risk: The Fund is actively managed and its performance therefore will reflect in part the ability of the Fund's portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. The Fund could underperform other mutual funds with similar investment objectives.

Small and Medium Sized Companies Risk: The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Foreign Securities Risk: There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. While investments in all foreign countries are subject to these types of risks, the Fund's concentration in
Japanese securities could cause the Fund's performance to be more volatile than that of more geographically diversified funds.

IPO Risk: The prices of securities purchased in initial public offerings (IPOs)
can be very volatile. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an
IPO appreciates or depreciates in value. When the Fund is relatively small in size, IPO appreciations may have a disproportionate positive effect on the
Fund's performance. As the Fund's asset base increases, IPOs often have a diminished effect on the Fund's performance. IPO securities will typically be sold when the Fund's portfolio managers believe their market price has reached full value and may be sold shortly after purchase. There is no assurance that
IPOs that are consistent with the Fund's portfolio managers' intrinsic value philosophy and process employed for the Fund will be available for investment or that the Fund will have access to any such IPOs that do occur.

Currency and Hedging Risk: In addition to the currency and political risks associated with foreign securities (see above), the Fund's investments are subject to the currency exchange fluctuations between the non-U.S. currencies in which its investments are denominated and the U.S. dollar. The Fund may, but is not obliged to, engage in currency hedging transactions. Hedging transactions typically involve buying currency forward, options or futures contracts in the expectation that one currency might rise or decline with respect to another
(typically the U.S. dollar vs. another currency). Hedging transactions are subject to the risk that a result opposite to expectations occurs (an expected decline turns into a rise and conversely) causing a loss to the Fund.

Pooled Investment Vehicles Risk: Investing in other pooled investment vehicles, including so-called "exchanged-traded funds," which generally seek to replicate the return of a securities market index, is subject to the additional fees and expenses of the investment vehicles. In addition, the value of the investment is dependent on the management skills of the investment vehicle's manager (rather than the Fund's portfolio managers) and the market movements reflected in any securities market index the returns of which the investment vehicle seeks to replicate.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of a benchmark index. The bar chart shows the performance of the Fund's Institutional Class shares for each full calendar year of operations. The table compares the performance of the Fund's Institutional Class shares (before and after taxes)
over time to that of the Tokyo Stock Price Index (also known as TOPIX), and to the MSCI Japan Index. Both the bar chart and table assume reinvestment of dividends and distributions, if any. The Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

The bar chart shows the performance of the Fund's Institutional Class shares for each full calendar year of operations.

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund's highest quarterly return was
25.12% for the quarter ended March 31, 2004 and the lowest quarterly return was
-18.76% for the quarter ended September 30, 2008.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The TOPIX is an unmanaged, capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. Returns are presented in U.S. Dollar terms and take into account reinvestment of dividends. The MSCI
Japan Index is a market capitalization-weighted index of Japanese equities.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010 )
Average Annual Total Returns Hennessy Select SPARX Japan Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Hennessy Select SPARX Japan Fund - Institutional Class shares	Hennessy Select SPARX Japan Fund Returns before taxes	20.79%	(6.38%)	6.26%	Oct 31, 2003
Hennessy Select SPARX Japan Fund - Institutional Class shares TOPIX	TOPIX (reflects no deduction for fees, expenses or taxes)	13.86%	(3.26%)	3.43%	Oct 31, 2003
Hennessy Select SPARX Japan Fund - Institutional Class shares MSCI Japan Index	MSCI Japan Index (reflects no deduction for fees, expenses or taxes)	15.59%	(2.33%)	4.18%	Oct 31, 2003
Hennessy Select SPARX Japan Fund - Institutional Class shares After Taxes on Distributions	Hennessy Select SPARX Japan Fund Returns after taxes on distributions	20.79%	(6.33%)	5.84%	Oct 31, 2003
Hennessy Select SPARX Japan Fund - Institutional Class shares After Taxes on Distributions and Sales	Hennessy Select SPARX Japan Fund Returns after taxes on distributions and sale of fund shares	13.52%	(5.26%)	5.25%	Oct 31, 2003

Hennessy Select SPARX Japan Smaller Companies Fund
HENNESSY SELECT SPARX JAPAN SMALLER COMPANIES FUND
Investment Objective
The Hennessy Select SPARX Japan Smaller Companies Fund seeks long-term capital appreciation.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Original Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	Hennessy Select SPARX Japan Smaller Companies Fund Hennessy Select SPARX Japan Smaller Companies Fund - Original Class shares
Sales charge (load)	none
Redemption fee	none
Exchange fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hennessy Select SPARX Japan Smaller Companies Fund Hennessy Select SPARX Japan Smaller Companies Fund - Original Class shares
Management Fees		1.20%
Distribution and Service (12b-1) Fees		none
Shareholder Servicing Fee		0.10%
All remaining Other Expenses		0.85%
Other Expenses	[1]	0.95%
Total Annual Fund Operating Expenses		2.15%
[1]	Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund's average daily net assets. Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE
This Example is intended to help you compare the cost of investing in Original
Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in Original Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Hennessy Select SPARX Japan Smaller Companies Fund Hennessy Select SPARX Japan Smaller Companies Fund - Original Class shares	218	672	1,152	2,479

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or "turns over" its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 100% of the average value of its portfolio.

Principal Investment Strategy
The Fund normally invests at least 80% of its net assets in equity securities of smaller Japanese companies, generally defined as those companies with market capitalizations in the bottom 15% of all Japanese companies. As of December 31,
2010 , the bottom 15% of Japanese companies had market capitalizations under approximately 99.4 billion Japanese yen, or the equivalent of  $1. 23 billion. This market capitalization range will vary due to market conditions The
Fund may invest up to 20% of its net assets in companies with larger market capitalizations. The Fund's investments may include common stocks (including stocks purchased in IPOs), preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds. The Fund's investments also may include investments in Japan real estate investment trusts or funds (so-called "J-REITs") and Japan pooled investment vehicles.

The Fund will consider a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan.

While the Fund is considered a "diversified" mutual fund, it may employ a relatively focused investment strategy and may hold securities of fewer issuers than other diversified funds.

The Fund's portfolio managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company's prospects have changed or believe that a company's stock is fully valued by the market, or when the company begins to show deteriorating fundamentals. They also may sell an investment if it becomes, in their determination, an overweighted portfolio position in the Fund.

Principal Risks
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Active Management Risk: The Fund is actively managed and its performance therefore will reflect in part the ability of the Fund's portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. The Fund could underperform other mutual funds with similar investment objectives.

Small and Medium Sized Companies Risk: The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Foreign Securities Risk: There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. While investments in all foreign countries are subject to these types of risks, the Fund's concentration in
Japanese securities could cause the Fund's performance to be more volatile than that of more geographically diversified funds.

IPO Risk: The prices of securities purchased in initial public offerings (IPOs)
can be very volatile. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an
IPO appreciates or depreciates in value. When the Fund is relatively small in size, IPO appreciations may have a disproportionate positive effect on the
Fund's performance. As the Fund's asset base increases, IPOs often have a diminished effect on the Fund's performance. IPO securities will typically be sold when the Fund's portfolio managers believe their market price has reached full value and may be sold shortly after purchase. There is no assurance that
IPOs that are consistent with the Fund's portfolio managers' intrinsic value philosophy and process employed for the Fund will be available for investment or that the Fund will have access to any such IPOs that do occur.

Currency and Hedging Risk: In addition to the currency and political risks associated with foreign securities (see above), the Fund's investments are subject to the currency exchange fluctuations between the non-U.S. currencies in which its investments are denominated and the U.S. dollar. The Fund may, but is not obliged to, engage in currency hedging transactions. Hedging transactions typically involve buying currency forward, options or futures contracts in the expectation that one currency might rise or decline with respect to another
(typically the U.S. dollar vs. another currency). Hedging transactions are subject to the risk that a result opposite to expectations occurs (an expected decline turns into a rise and conversely) causing a loss to the Fund.

Pooled Investment Vehicles Risk: Investing in other pooled investment vehicles, including so-called "exchanged-traded funds," which generally seek to replicate the return of a securities market index, is subject to the additional fees and expenses of the investment vehicles. In addition, the value of the investment is dependent on the management skills of the investment vehicle's manager (rather than the Fund's portfolio managers) and the market movements reflected in any securities market index the returns of which the investment vehicle seeks to replicate.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of a benchmark index. The bar chart shows the performance of the Fund's Original Class shares for each full calendar year of operations. The table compares the performance of the Fund's Original Class shares (before and after taxes) over time to that of the MSCI Japan Small Cap Index and the Tokyo Stock Price Index (also known as the TOPIX). Both the bar chart and table assume reinvestment of dividends and distributions, if any. The Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

The bar chart shows the performance of the Fund's Original Class shares for each full calendar year of operations.

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund's highest quarterly return was
33.58% for the quarter ended June 30, 2009 and the lowest quarterly return was
-19.87% for the quarter ended September 30, 2008.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The MSCI Japan Small Cap Index represents the universe of small capitalization companies in the Japanese equity markets. The TOPIX is an unmanaged, capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. Returns are presented in U.S. Dollar terms and take into account reinvestment of dividends.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010 )
Average Annual Total Returns Hennessy Select SPARX Japan Smaller Companies Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TOPIX	TOPIX (reflects no deduction for fees, expenses or taxes)	13.86%	(5.04%)	Aug 31, 2007
MSCI Japan Small Cap Index	MSCI Japan Small Cap Index (reflects no deduction for fees, expenses or taxes)	20.11%	(2.27%)	Aug 31, 2007
Hennessy Select SPARX Japan Smaller Companies Fund - Original Class shares	Hennessy Select SPARX Japan Smaller Companies Fund Returns before taxes	23.99%	3.70%	Aug 31, 2007
Hennessy Select SPARX Japan Smaller Companies Fund - Original Class shares After Taxes on Distributions	Hennessy Select SPARX Japan Smaller Companies Fund Returns after taxes on distributions	23.99%	3.47%	Aug 31, 2007
Hennessy Select SPARX Japan Smaller Companies Fund - Original Class shares After Taxes on Distributions and Sales	Hennessy Select SPARX Japan Smaller Companies Fund Returns after taxes on distributions and sale of fund shares	15.59%	3.14%	Aug 31, 2007

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	Hennessy SPARX Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001260723
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Hennessy Select SPARX Japan Fund | Hennessy Select SPARX Japan Fund - Original Class shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPXJX
Risk/Return, Heading	rr_RiskReturnHeading	HENNESSY SELECT SPARX JAPAN FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Hennessy Select SPARX Japan Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Original Class shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
All remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.61%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or "turns over" its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in Original
Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in Original Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	175
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	543
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	936
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,036
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in equity securities of
Japanese companies. The Fund's equity investments may include common stocks
(including stocks purchased in initial public offerings (IPOs)), preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds. The Fund's investments also may include investments in Japan real estate investment trusts or funds (so-called "J-REITs") and Japan pooled investment vehicles. The Fund invests in companies regardless of market capitalization.

The Fund will consider a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan.

While the Fund is considered a "diversified" mutual fund, it may employ a relatively focused investment strategy and may hold securities of fewer issuers than other diversified funds.

The Fund's portfolio managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company's prospects have changed or believe that a company's stock is fully valued by the market, or when the company begins to show deteriorating fundamentals. They also may sell an investment if it becomes, in their determination, an overweighted portfolio position in the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Active Management Risk: The Fund is actively managed and its performance therefore will reflect in part the ability of the Fund's portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. The Fund could underperform other mutual funds with similar investment objectives.

Small and Medium Sized Companies Risk: The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Foreign Securities Risk: There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. While investments in all foreign countries are subject to these types of risks, the Fund's concentration in
Japanese securities could cause the Fund's performance to be more volatile than that of more geographically diversified funds.

IPO Risk: The prices of securities purchased in initial public offerings (IPOs)
can be very volatile. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an
IPO appreciates or depreciates in value. When the Fund is relatively small in size, IPO appreciations may have a disproportionate positive effect on the
Fund's performance. As the Fund's asset base increases, IPOs often have a diminished effect on the Fund's performance. IPO securities will typically be sold when the Fund's portfolio managers believe their market price has reached full value and may be sold shortly after purchase. There is no assurance that
IPOs that are consistent with the Fund's portfolio managers' intrinsic value philosophy and process employed for the Fund will be available for investment or that the Fund will have access to any such IPOs that do occur.

Currency and Hedging Risk: In addition to the currency and political risks associated with foreign securities (see above), the Fund's investments are subject to the currency exchange fluctuations between the non-U.S. currencies in which its investments are denominated and the U.S. dollar. The Fund may, but is not obliged to, engage in currency hedging transactions. Hedging transactions typically involve buying currency forward, options or futures contracts in the expectation that one currency might rise or decline with respect to another
(typically the U.S. dollar vs. another currency). Hedging transactions are subject to the risk that a result opposite to expectations occurs (an expected decline turns into a rise and conversely) causing a loss to the Fund.

Pooled Investment Vehicles Risk: Investing in other pooled investment vehicles, including so-called "exchanged-traded funds," which generally seek to replicate the return of a securities market index, is subject to the additional fees and expenses of the investment vehicles. In addition, the value of the investment is dependent on the management skills of the investment vehicle's manager (rather than the Fund's portfolio managers) and the market movements reflected in any securities market index the returns of which the investment vehicle seeks to replicate.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment will fluctuate over time and it is possible to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of a benchmark index. The bar chart shows the performance of the Fund's Original Class shares for each full calendar year of operations. The table compares the performance of the Fund's Original Class shares (before and after taxes) over time to that of the Tokyo Stock Price Index (also known as TOPIX) and to the MSCI Japan
Index. Both the bar chart and table assume reinvestment of dividends and distributions, if any. The Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The TOPIX is an unmanaged, capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. Returns are presented in U.S. Dollar terms and take into account reinvestment of dividends. The MSCI Japan Index is a market capitalization-weighted index of Japanese equities.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	WWW.HENNSSYFUNDS.COM
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the performance of the Fund's Original Class shares for each full calendar year of operations.

Annual Return, Caption	rr_AnnualReturnCaption	CALENDAR YEAR TOTAL RETURNS
Annual Return 2004	rr_AnnualReturn2004	36.31%
Annual Return 2005	rr_AnnualReturn2005	50.26%
Annual Return 2006	rr_AnnualReturn2006	(13.10%)
Annual Return 2007	rr_AnnualReturn2007	(14.25%)
Annual Return 2008	rr_AnnualReturn2008	(27.50%)
Annual Return 2009	rr_AnnualReturn2009	9.83%
Annual Return 2010	rr_AnnualReturn2010	20.64%
Bar Chart, Closing	rr_BarChartClosingTextBlock
For the period shown in the bar chart, the Fund's highest quarterly return was
25.14% for the quarter ended March 31, 2004 and the lowest quarterly return was
-18.79% for the quarter ended September 30, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.79%)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The TOPIX is an unmanaged, capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. Returns are presented in U.S. Dollar terms and take into account reinvestment of dividends. The MSCI
Japan Index is a market capitalization-weighted index of Japanese equities.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010 )
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Hennessy Select SPARX Japan Fund Returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.47%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Hennessy Select SPARX Japan Fund | Hennessy Select SPARX Japan Fund - Original Class shares | TOPIX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	TOPIX (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.26%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Hennessy Select SPARX Japan Fund | Hennessy Select SPARX Japan Fund - Original Class shares | MSCI Japan Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Japan Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.33%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Hennessy Select SPARX Japan Fund | Hennessy Select SPARX Japan Fund - Original Class shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Hennessy Select SPARX Japan Fund Returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.43%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Hennessy Select SPARX Japan Fund | Hennessy Select SPARX Japan Fund - Original Class shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Hennessy Select SPARX Japan Fund Returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.33%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Hennessy Select SPARX Japan Fund | Hennessy Select SPARX Japan Fund - Institutional Class shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPARX
Risk/Return, Heading	rr_RiskReturnHeading	HENNESSY SELECT SPARX JAPAN FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Hennessy Select SPARX Japan Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Institutional Class shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or "turns over" its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in
Institutional Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in Institutional Class shares of the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	463
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	800
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,752
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in equity securities of
Japanese companies. The Fund's equity investments may include common stocks
(including stocks purchased in initial public offerings (IPOs)), preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds. The Fund's investments also may include investments in Japan real estate investment trusts or funds (so-called "J-REITs") and Japan pooled investment vehicles. The Fund invests in companies regardless of market capitalization.

The Fund will consider a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan.

While the Fund is considered a "diversified" mutual fund, it may employ a relatively focused investment strategy and may hold securities of fewer issuers than other diversified funds.

The Fund's portfolio managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company's prospects have changed or believe that a company's stock is fully valued by the market, or when the company begins to show deteriorating fundamentals. They also may sell an investment if it becomes, in their determination, an overweighted portfolio position in a fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Active Management Risk: The Fund is actively managed and its performance therefore will reflect in part the ability of the Fund's portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. The Fund could underperform other mutual funds with similar investment objectives.

Small and Medium Sized Companies Risk: The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Foreign Securities Risk: There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. While investments in all foreign countries are subject to these types of risks, the Fund's concentration in
Japanese securities could cause the Fund's performance to be more volatile than that of more geographically diversified funds.

IPO Risk: The prices of securities purchased in initial public offerings (IPOs)
can be very volatile. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an
IPO appreciates or depreciates in value. When the Fund is relatively small in size, IPO appreciations may have a disproportionate positive effect on the
Fund's performance. As the Fund's asset base increases, IPOs often have a diminished effect on the Fund's performance. IPO securities will typically be sold when the Fund's portfolio managers believe their market price has reached full value and may be sold shortly after purchase. There is no assurance that
IPOs that are consistent with the Fund's portfolio managers' intrinsic value philosophy and process employed for the Fund will be available for investment or that the Fund will have access to any such IPOs that do occur.

Currency and Hedging Risk: In addition to the currency and political risks associated with foreign securities (see above), the Fund's investments are subject to the currency exchange fluctuations between the non-U.S. currencies in which its investments are denominated and the U.S. dollar. The Fund may, but is not obliged to, engage in currency hedging transactions. Hedging transactions typically involve buying currency forward, options or futures contracts in the expectation that one currency might rise or decline with respect to another
(typically the U.S. dollar vs. another currency). Hedging transactions are subject to the risk that a result opposite to expectations occurs (an expected decline turns into a rise and conversely) causing a loss to the Fund.

Pooled Investment Vehicles Risk: Investing in other pooled investment vehicles, including so-called "exchanged-traded funds," which generally seek to replicate the return of a securities market index, is subject to the additional fees and expenses of the investment vehicles. In addition, the value of the investment is dependent on the management skills of the investment vehicle's manager (rather than the Fund's portfolio managers) and the market movements reflected in any securities market index the returns of which the investment vehicle seeks to replicate.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment will fluctuate over time and it is possible to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of a benchmark index. The bar chart shows the performance of the Fund's Institutional Class shares for each full calendar year of operations. The table compares the performance of the Fund's Institutional Class shares (before and after taxes)
over time to that of the Tokyo Stock Price Index (also known as TOPIX), and to the MSCI Japan Index. Both the bar chart and table assume reinvestment of dividends and distributions, if any. The Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The TOPIX is an unmanaged, capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. Returns are presented in U.S. Dollar terms and take into account reinvestment of dividends. The MSCI Japan Index is a market capitalization-weighted index of Japanese equities.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the performance of the Fund's Institutional Class shares for each full calendar year of operations.

Annual Return, Caption	rr_AnnualReturnCaption	CALENDAR YEAR TOTAL RETURNS
Annual Return 2004	rr_AnnualReturn2004	36.40%
Annual Return 2005	rr_AnnualReturn2005	50.41%
Annual Return 2006	rr_AnnualReturn2006	(12.83%)
Annual Return 2007	rr_AnnualReturn2007	(14.19%)
Annual Return 2008	rr_AnnualReturn2008	(27.49%)
Annual Return 2009	rr_AnnualReturn2009	9.77%
Annual Return 2010	rr_AnnualReturn2010	20.79%
Bar Chart, Closing	rr_BarChartClosingTextBlock
For the period shown in the bar chart, the Fund's highest quarterly return was
25.12% for the quarter ended March 31, 2004 and the lowest quarterly return was
-18.76% for the quarter ended September 30, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.76%)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The TOPIX is an unmanaged, capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. Returns are presented in U.S. Dollar terms and take into account reinvestment of dividends. The MSCI
Japan Index is a market capitalization-weighted index of Japanese equities.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010 )
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Hennessy Select SPARX Japan Fund Returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.38%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Hennessy Select SPARX Japan Fund | Hennessy Select SPARX Japan Fund - Institutional Class shares | TOPIX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	TOPIX (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.26%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Hennessy Select SPARX Japan Fund | Hennessy Select SPARX Japan Fund - Institutional Class shares | MSCI Japan Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Japan Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.33%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Hennessy Select SPARX Japan Fund | Hennessy Select SPARX Japan Fund - Institutional Class shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Hennessy Select SPARX Japan Fund Returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.33%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Hennessy Select SPARX Japan Fund | Hennessy Select SPARX Japan Fund - Institutional Class shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Hennessy Select SPARX Japan Fund Returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.26%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Hennessy Select SPARX Japan Fund | TOPIX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	TOPIX (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.26%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Hennessy Select SPARX Japan Fund | MSCI Japan Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Japan Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.33%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Hennessy Select SPARX Japan Smaller Companies Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPJSX
Risk/Return, Heading	rr_RiskReturnHeading	HENNESSY SELECT SPARX JAPAN SMALLER COMPANIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Hennessy Select SPARX Japan Smaller Companies Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Original Class shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or "turns over" its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 100% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in Original
Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in Original Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in equity securities of smaller Japanese companies, generally defined as those companies with market capitalizations in the bottom 15% of all Japanese companies. As of December 31,
2010 , the bottom 15% of Japanese companies had market capitalizations under approximately 99.4 billion Japanese yen, or the equivalent of  $1. 23 billion. This market capitalization range will vary due to market conditions The
Fund may invest up to 20% of its net assets in companies with larger market capitalizations. The Fund's investments may include common stocks (including stocks purchased in IPOs), preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds. The Fund's investments also may include investments in Japan real estate investment trusts or funds (so-called "J-REITs") and Japan pooled investment vehicles.

The Fund will consider a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan.

While the Fund is considered a "diversified" mutual fund, it may employ a relatively focused investment strategy and may hold securities of fewer issuers than other diversified funds.

The Fund's portfolio managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company's prospects have changed or believe that a company's stock is fully valued by the market, or when the company begins to show deteriorating fundamentals. They also may sell an investment if it becomes, in their determination, an overweighted portfolio position in the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Active Management Risk: The Fund is actively managed and its performance therefore will reflect in part the ability of the Fund's portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. The Fund could underperform other mutual funds with similar investment objectives.

Small and Medium Sized Companies Risk: The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Foreign Securities Risk: There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. While investments in all foreign countries are subject to these types of risks, the Fund's concentration in
Japanese securities could cause the Fund's performance to be more volatile than that of more geographically diversified funds.

IPO Risk: The prices of securities purchased in initial public offerings (IPOs)
can be very volatile. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an
IPO appreciates or depreciates in value. When the Fund is relatively small in size, IPO appreciations may have a disproportionate positive effect on the
Fund's performance. As the Fund's asset base increases, IPOs often have a diminished effect on the Fund's performance. IPO securities will typically be sold when the Fund's portfolio managers believe their market price has reached full value and may be sold shortly after purchase. There is no assurance that
IPOs that are consistent with the Fund's portfolio managers' intrinsic value philosophy and process employed for the Fund will be available for investment or that the Fund will have access to any such IPOs that do occur.

Currency and Hedging Risk: In addition to the currency and political risks associated with foreign securities (see above), the Fund's investments are subject to the currency exchange fluctuations between the non-U.S. currencies in which its investments are denominated and the U.S. dollar. The Fund may, but is not obliged to, engage in currency hedging transactions. Hedging transactions typically involve buying currency forward, options or futures contracts in the expectation that one currency might rise or decline with respect to another
(typically the U.S. dollar vs. another currency). Hedging transactions are subject to the risk that a result opposite to expectations occurs (an expected decline turns into a rise and conversely) causing a loss to the Fund.

Pooled Investment Vehicles Risk: Investing in other pooled investment vehicles, including so-called "exchanged-traded funds," which generally seek to replicate the return of a securities market index, is subject to the additional fees and expenses of the investment vehicles. In addition, the value of the investment is dependent on the management skills of the investment vehicle's manager (rather than the Fund's portfolio managers) and the market movements reflected in any securities market index the returns of which the investment vehicle seeks to replicate.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment will fluctuate over time and it is possible to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of a benchmark index. The bar chart shows the performance of the Fund's Original Class shares for each full calendar year of operations. The table compares the performance of the Fund's Original Class shares (before and after taxes) over time to that of the MSCI Japan Small Cap Index and the Tokyo Stock Price Index (also known as the TOPIX). Both the bar chart and table assume reinvestment of dividends and distributions, if any. The Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The MSCI Japan Small Cap Index represents the universe of small capitalization companies in the Japanese equity markets. The TOPIX is an unmanaged, capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. Returns are presented in U.S. Dollar terms and take into account reinvestment of dividends.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 966-4354
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the performance of the Fund's Original Class shares for each full calendar year of operations.

Annual Return, Caption	rr_AnnualReturnCaption	CALENDAR YEAR TOTAL RETURNS
Bar Chart, Closing	rr_BarChartClosingTextBlock
For the period shown in the bar chart, the Fund's highest quarterly return was
33.58% for the quarter ended June 30, 2009 and the lowest quarterly return was
-19.87% for the quarter ended September 30, 2008.

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The MSCI Japan Small Cap Index represents the universe of small capitalization companies in the Japanese equity markets. The TOPIX is an unmanaged, capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. Returns are presented in U.S. Dollar terms and take into account reinvestment of dividends.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010 )
Hennessy Select SPARX Japan Smaller Companies Fund | Hennessy Select SPARX Japan Smaller Companies Fund - Original Class shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
All remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.95%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	218
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	672
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,152
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,479
Annual Return 2008	rr_AnnualReturn2008	(22.31%)
Annual Return 2009	rr_AnnualReturn2009	13.88%
Annual Return 2010	rr_AnnualReturn2010	23.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.87%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Hennessy Select SPARX Japan Smaller Companies Fund Returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
Hennessy Select SPARX Japan Smaller Companies Fund | Hennessy Select SPARX Japan Smaller Companies Fund - Original Class shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Hennessy Select SPARX Japan Smaller Companies Fund Returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
Hennessy Select SPARX Japan Smaller Companies Fund | Hennessy Select SPARX Japan Smaller Companies Fund - Original Class shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Hennessy Select SPARX Japan Smaller Companies Fund Returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
Hennessy Select SPARX Japan Smaller Companies Fund | TOPIX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	TOPIX (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.04%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
Hennessy Select SPARX Japan Smaller Companies Fund | MSCI Japan Small Cap Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Japan Small Cap Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.27%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007

[1]	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
[2]	Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund's average daily net assets. Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.